Document and Entity Information Document	Sep. 04, 2019
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 04, 2019
Entity Registrant Name	GoDaddy Inc.
Entity Central Index Key	0001609711
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36904
Entity Tax Identification Number	46-5769934
Entity Address, Address Line One	14455 N. Hayden Road
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85260
City Area Code	480
Local Phone Number	505-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
NEW YORK STOCK EXCHANGE, INC. [Member] | Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class A common stock
Trading Symbol	GDDY
Security Exchange Name	NYSE